Personnel expenses - Employee equality and diversity (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel expense
Percentage of allocation of women on the Board of Directors	62.00%	62.00%	60.00%
Percentage of allocation of men on the Board of Directors	38.00%	38.00%	40.00%
Percentage of allocation of women in executive management	50.00%	50.00%	64.00%
Percentage of allocation of men in executive management	50.00%	50.00%	36.00%
Percentage of allocation of women in management positions	42.00%	41.00%	42.00%
Percentage of allocation of men in management positions	58.00%	59.00%	58.00%
Percentage of allocation of women employees in total	50.00%	51.00%	49.00%
Percentage of allocation of men employees in total	50.00%	49.00%	51.00%
Percentage of allocation of employees with foreign background	33.00%	33.00%	33.00%
Percentage of allocation of employees with Swedish background	67.00%	67.00%	67.00%
Frequency of survey (in years)	3 years	3 years	3 years